Notes Payable (OWP Ventures, Inc.)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Payable

Note 11 – Notes Payable

Notes payable consists of the following at June 30, 2019 and December 31, 2018, respectively:

	June 30, 2019	December 31, 2018

On December 26, 2018, the Company received proceeds of $100,000 from CSW on an unsecured promissory note due on demand that carries a 6% interest rate.	$100,000	$100,000

On November 26, 2018, the Company received proceeds of $100,000 from CSW on an unsecured promissory note due on demand that carries a 6% interest rate.	100,000	100,000

Total notes payable	$200,000	$200,000

The Company recorded interest expense in the amount of $5,951 for the six months ended June 30, 2019.

The Company recognized interest expense for the six months ended June 30, 2019 and the period from inception (March 27, 2018) to June 30, 2018, respectively, as follows:

	June 30, 2019	June 30, 2018

Interest on convertible notes	$10,323	$-
Interest on advances from shareholders	12,457	1,761
Interest on notes payable	5,951	-
Amortization of beneficial conversion features	125,000	-
Interest on accounts payable	1,965	40
Total interest expense	$155,696	$1,801

OWP Ventures, Inc. [Member]
Notes Payable

Note 13 – Notes Payable

Notes payable consists of the following at December 31, 2018:

December 31,
2018

On December 26, 2018, the Company received proceeds of $100,000 from CSW on an unsecured promissory note due on demand that carries a 6% interest rate.	$100,000

On November 26, 2018, the Company received proceeds of $100,000 from CSW on an unsecured promissory note due on demand that carries a 6% interest rate.	100,000

Total notes payable	$200,000

The Company recorded interest expense in the amount of $658 for the year ended December 31, 2018.